SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2021 $ / shares
Percentage of corporation prepares provisional invoice for value of the shipment	90.00%
Revenue from extraction services recognized transaction price per ounce	$ 3.90